World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	01/28/20 - 03/31/20
Interest Accrual Period	03/11/20 - 04/14/20
30/360 Days	34
Actual/360 Days	35
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	836,878,982.36	31,561
Original Yield Supplement Overcollateralization Amount	37,577,615.59	0
Aggregate Starting Principal Balance	874,456,597.95	31,561
Principal Payments	45,373,328.56	684
Defaulted Receivables	125,197.17	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	34,592,733.11	0
Pool Balance at 03/31/20	794,365,339.11	30,873

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.80%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	3,714,549.22	134
Past Due 61-90 days	1,190,720.39	43
Past Due 91-120 days	175,988.82	6
Past Due 121+ days	0.00	0
Total	5,081,258.43	183

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	56,004.12
Aggregate Net Losses/(Gains) - March 2020	69,193.05
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.09%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	9,135,201.40
Actual Overcollateralization	8,986,816.95
Weighted Average APR	4.33%
Weighted Average APR, Yield Adjusted	6.18%
Weighted Average Remaining Term	61.81

Flow of Funds	$ Amount

Collections	51,799,624.11
Investment Earnings on Cash Accounts	465.89
Servicing Fee	-
Transfer to Collection Account	-
Available Funds	51,800,090.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	814,709.47
(3) Noteholders' First Priority Principal Distributable Amount	2,744,660.89
(4) Class B Interest	34,149.60
(5) Noteholders' Second Priority Principal Distributable Amount	25,110,000.00
(6) Class C Interest	19,454.04
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,986,816.95
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	1,530,299.05

Total Distributions of Available Funds	51,800,090.00

Servicing Fee	-
Unpaid Servicing Fee	1,530,299.05
Change in amount of the unpaid servicing fee from the prior period	1,530,299.05

Note Balances & Note Factors	$ Amount

Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Original Note Balance	834,780,000.00
Principal Paid	49,401,477.84
Note Balance @ 04/15/20	785,378,522.16

Class A-1
Original Note Balance	139,600,000.00
Principal Paid	49,401,477.84
Note Balance @ 04/15/20	90,198,522.16
Note Factor @ 04/15/20	64.6121219%

Class A-2a
Original Note Balance	181,200,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	181,200,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-2b
Original Note Balance	125,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	125,000,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-3
Original Note Balance	274,400,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	274,400,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-4
Original Note Balance	76,910,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	76,910,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Original Note Balance	25,110,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	25,110,000.00
Note Factor @ 04/15/20	100.0000000%

Class C
Original Note Balance	12,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	12,560,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	868,313.11
Total Principal Paid	49,401,477.84
Total Paid	50,269,790.95

Class A-1
Coupon	1.04922%
Interest Paid	142,402.47
Principal Paid	49,401,477.84
Total Paid to A-1 Holders	49,543,880.31

Class A-2a
Coupon	1.02000%
Interest Paid	174,556.00
Principal Paid	0.00
Total Paid to A-2a Holders	174,556.00

Class A-2b
One-Month Libor	0.72488%
Coupon	1.01%
Interest Paid	123,336.11
Principal Paid	0.00
Total Paid to A-2b Holders	123,336.11

Class A-3
Coupon	1.10000%
Interest Paid	285,071.11
Principal Paid	0.00
Total Paid to A-3 Holders	285,071.11

Class A-4
Coupon	1.23000%
Interest Paid	89,343.78
Principal Paid	0.00
Total Paid to A-4 Holders	89,343.78

Class B
Coupon	1.44000%
Interest Paid	34,149.60
Principal Paid	0.00
Total Paid to B Holders	34,149.60

Class C
Coupon	1.64000%
Interest Paid	19,454.04
Principal Paid	0.00
Total Paid to C Holders	19,454.04

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0401700
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	59.1790386
Total Distribution Amount	60.2192086

A-1 Interest Distribution Amount	1.0200750
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	353.8787811
Total A-1 Distribution Amount	354.8988561

A-2a Interest Distribution Amount	0.9633333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.9633333

A-2b Interest Distribution Amount	0.9866889
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.9866889

A-3 Interest Distribution Amount	1.0388889
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0388889

A-4 Interest Distribution Amount	1.1616666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1616666

B Interest Distribution Amount	1.3600000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.3600000

C Interest Distribution Amount	1.5488885
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.5488885

Noteholders' First Priority Principal Distributable Amount	55.5600000
Noteholders' Second Priority Principal Distributable Amount	508.2900000
Noteholders' Third Priority Principal Distributable Amount	254.2400000
Noteholders' Principal Distributable Amount	181.9100000

Account Balances	$ Amount

Reserve Account
Balance as of 03/11/20	2,092,197.46
Investment Earnings	465.89
Investment Earnings Paid	(465.89)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)
Class of Securities
Class A Notes	$797.11	89.7%
Class B Notes	$25.11	2.8%
Class C Notes	$12.56	1.4%
Fair Value of the Notes	$834.78	93.9%
Certificates	$53.98	6.1%
Total	$888.76	100.0%
Reserve Account	$2.09	0.2%
Fair Value of the Certificates and Reserve
Account	$56.07	6.3%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.